                SELIGMAN

               Municipal
            Series Trust

                               Mid-Year Report
                                March 31, 1998
                               Providing Income
                              Free From Regular
                                  Income Tax

                            J. & W. SELIGMAN & CO.
                                 INCORPORATED
                               ESTABLISHED 1864

SELIGMAN -- TIMES CHANGE ... VALUES ENDURE

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today's investors seek their long-term financial goals.

Times Change...

Established in 1864, Seligman's history of providing financial services has been marked not by fanfare, but rather by a quiet and firm adherence to managing investments prudently. While the world has changed dramatically in the 134 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions for these changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the first part of the 20th century, as America became an industrial power, the firm helped fund the growing capital needs of the nascent automobile and steel industries.


With the formation of Tri-Continental Corporation in 1929--today, the nation's largest, diversified, publicly-traded closed-end investment company--Seligman began shifting its emphasis from investment banking to investment management. Despite the stock market crash and ensuing depression, Seligman was convinced of the importance mutual funds could play in building wealth for individual investors and launched its first open-end fund in 1930.

In the decades that followed, Seligman has continued to offer forward-looking investment solutions, including funds that focus on technology stocks, municipal bonds, and international securities.

James, Jesse, and Joseph Seligman, 1870

 ... Values Endure

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm's business decisions and investment judgment. While much has changed over the years, the firm's commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will guide Seligman into the new millennium.


Table of Contents

To the Shareholders .........................  1
Interview With Your Portfolio Manager .......  2
Performance Overview and Portfolio Summary ..  3
Portfolios of Investments ...................  7
Statements of Assets and Liabilities ........ 13
Statements of Operations .................... 14
Statements of Changes in Net Assets ......... 15
Notes to Financial Statements ............... 17
Financial Highlights ........................ 20
Report of Independent Auditors .............. 26
Trustees .................................... 27
Executive Officers and For More Information . 28
Glossary of Financial Terms ................. 29

TO THE SHAREHOLDERS

Seligman Municipal Series Trust posted solid investment results for the six months ended March 31, 1998. Throughout the period, the US economy's expansion continued unabated and inflation was virtually nonexistent, supporting the lasting rally in the municipal bond market. As a result, the Trust's investment results improved as the portfolio's bond prices appreciated.

The municipal bond market has also benefited from favorable municipal tax receipts and a reduced federal budget deficit. The Federal Reserve Board's decision to maintain current short-term interest rate levels in the period also helped maintain the optimism of municipal market participants. While greater uncertainty regarding the sustainability of the rate of economic growth slightly increased yields in the first calendar quarter of 1998, they remained in a narrow range. Municipal bond issuers took advantage of the market environment and issued a record number of bonds in the first three months of the year, which historically is a slow period for new issuance. The yield on the Bond Buyer 20-Bond General Obligation Index, a benchmark for the municipal bond market, stood at 5.20% on March 31, 1998, having declined from the 5.36% yield on September 30, 1997.

Looking ahead, the ultimate effect of the Asian recession on the US economy remains to be seen. Thus far, the primary effect has been a countering of US inflationary pressures, with the reduced cost of imported goods offsetting the increase in wages caused by the tight US labor market. However, we still anticipate a net slowdown in the rate of economic expansion for the balance of 1998. Nonetheless, while the stock markets may become more volatile as corporate earnings weaken, the outlook for the municipal bond market remains optimistic. A continuation of the positive fundamentals, which characterized the municipal market for the past six months, should support the municipal bond market for the remainder of the year. Further, a decrease in US Treasury bond issuance will likely benefit the municipal bond market, as a reduction in Treasury supply would likely force Treasury yields lower relative to municipal yields.

We thank you for your continued interest in Seligman Municipal Series
Trust, and look forward to serving your investment needs in the many years to come. A discussion with your Portfolio Manager and the Trust's portfolios of investments and financial statements follow this letter. The Trusts investment results appear on pages 3 to 6.

By order of the Trustees,


/s/ William Morris
William C. Morris
Chairman
                                 /s/ Brian T. Zino
                                    Brian T.  Zino
                                         President
May 1, 1998

INTERVIEW WITH YOUR PORTFOLIO MANAGER,
THOMAS G. MOLES

Q. What economic and market factors influenced Seligman Municipal Series Trust in the last six months?

A. Seligman Municipal Series Trust ended the first six months of fiscal-year 1998 on a positive note, as declining long-term municipal yields boosted the Trust's net asset values. The rally in the municipal bond market continued throughout the past six months and by mid-January 1998, positive fundamentals caused long-term municipal yields to fall to the lowest level in 26 years. Soon after, though, the rally stalled due to signs of an increase in the pace of economic growth. Yields rose modestly, but then settled into a narrow trading range for the remainder of the first quarter of 1998. At
   March 31, long-term municipal yields were a quarter point above the January-1998 lows, but still remained at the lowest level in almost five years.

   Further, in a widely anticipated move, the Federal Reserve Board voted on March 31 to leave the fed funds rate unchanged. Additionally, the minutes of the Feds February meeting, released on April 2, revealed that the Fed elected to maintain a neutral policy directive, rather than to reinstate a tightening bias. This suggests that the Fed was not overly concerned that economic growth was in imminent danger of exceeding its non-inflationary potential. The Feds "wait-and-see" posture in the face of robust economic growth suggests that the Fed believes that the impact of the Asian financial crisis could be sufficient to slow the economy and preclude any intervention. Further, while inflation remains at such a favorable rate, the risk of waiting is likely minimal.

Q. What was your investment strategy?

A. The positive interest rate environment prompted a sharp increase in municipal bond issuance. For the first quarter of 1998, total volume rose 70% versus the same period last year. More specifically, municipal bonds issued for refunding purposes surged a dramatic 136%. (Refunding bonds are issued to retire outstanding, higher-coupon debt. Proceeds from the refunding issue are deposited in an escrow account, generally comprised of government obligations, which provides debt service on the refunded bonds.) Seligman Municipal Series Trust benefited from the supply situation in two ways: First, municipal bond prices were temporarily depressed by the heavy supply. This presented us with an opportunity to purchase bonds at cheaper levels than would have existed during a period of light supply. Second, as a direct result of the increase in refunding activity, most of the Trusts portfolios had bonds refunded. In general, when a municipal bond is refunded, total return performance is improved, and the bond's rating is often upgraded.

   Finally, the current economic expansion, now in its eighth year, has contributed to an improvement in the financial condition of the nation's states, cities, and municipalities. Through in-depth credit analysis, we are able to identify those credits most likely to be upgraded by one or more of the nationally recognized rating agencies. We are, therefore, able to purchase bonds prior to an upgrade when its yield reflects the lower rating. Over the past six months, rating upgrades of portfolio holdings significantly outnumbered rating downgrades.

Q. What is your outlook?

A. We anticipate a continuation of the positive fundamentals that have characterized the municipal market over the past six months. Going forward, stable long-term interest rates, improving credit trends, and attractive real rates of return bode well for the performance of the municipal bond market. Consequently, we remain optimistic regarding the long-term prospects for Seligman Municipal Series Trust.

A TEAM APPROACH

Seligman Municipal Series Trust is managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles is assisted in the management of the Trust by a group of seasoned professionals who are responsible for research and trading consistent with the Trust's investment objective.

[PICTURE]

Seligman Municipals Team: (from left) Audrey Kuchtyak, Theresa Barion, Debra McGuinness, (seated) Eileen Comerford, Thomas G. Moles (Portfolio Manager)

Performance Overview and Portfolio Summary
Seligman California Municipal High-Yield Series


Investment Results per Share

Total Returns
For Periods Ended March 31, 1998

                                                            AVERAGE ANNUAL
                                      ------------------------------------------------------------
                                                                                        CLASS D
                                                                                         SINCE
                        SIX             ONE             FIVE             10            INCEPTION
                       MONTHS*          YEAR            YEARS           YEARS            2/1/94
                      ---------       ---------       ---------       --------        ------------
Class A**
With Sales Charge      (1.24)%          5.32%          5.66%           7.52%             n/a
Without Sales Charge    3.69           10.62           6.70            8.04              n/a

Class D**
With 1% CDSL            2.38            8.61            n/a             n/a              n/a
Without CDSL            3.38            9.61            n/a             n/a             5.18%

Lehman Brothers
Municipal Bond Index*** 3.89           10.72           6.83            8.34             5.91ooo


NET ASSET VALUE


                     March 31, 1998         September 30, 1997         March 31, 1997
                     --------------         ------------------         --------------
Class A                 $6.66                     $6.61                   $6.36
Class D                  6.67                      6.61                    6.37

DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
For Periods Ended March 31, 1998

                                                 CAPITAL                   SEC
                       DIVIDENDS ++               GAIN++                  YIELD+++
                       ---------                 -------                  -------
Class A                 $0.160                    $0.032                  4.12%
Class D                  0.129                     0.032                  3.40



HOLDINGS BY MARKET SECTOR 0                                       MOODYS/S&P RATINGS 0
Revenue Bonds                         87%                        Aaa/AAA         16%
General Obligation Bonds              13                         Aa/AA            6
                                                                 A/A             49
                                                                 Baa/BBB         25
                                                                 Non-Rated        4

WEIGHTED AVERAGE MATURITY             22.5 years


-------------
See footnotes on page 6.

Performance Overview and Portfolio Summary
Seligman California Municipal Quality Series

Investment Results per Share

Total Returns
For Periods Ended March 31, 1998


                                                            AVERAGE ANNUAL
                                      ------------------------------------------------------------
                                                                                        CLASS D
                                                                                         SINCE
                        SIX             ONE             FIVE             10            INCEPTION
                       MONTHS*          YEAR            YEARS           YEARS            2/1/94
                      ---------       ---------       ---------       --------        ------------
Class A**
With Sales Charge      (1.45)%          5.34%          5.11%           7.46%             n/a
Without Sales Charge    3.49           10.52           6.14            7.98              n/a

Class D**
With 1% CDSL            2.03            8.55            n/a             n/a              n/a
Without CDSL            3.03            9.55            n/a             n/a             4.24%

Lehman Brothers
Municipal Bond Index*** 3.89           10.72           6.83            8.34             5.91ooo


NET ASSET VALUE


                     March 31, 1998         September 30, 1997         March 31, 1997
                     --------------         ------------------         --------------
Class A                 $7.03                     $6.99                   $6.71
Class D                  7.01                      6.97                    6.69

DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
For Periods Ended March 31, 1998

                                                 CAPITAL                   SEC
                       DIVIDENDS ++               GAIN++                  YIELD+++
                       ---------                 -------                  -------
Class A                 $0.169                    $0.033                  4.02%
Class D                  0.137                     0.033                  3.31



HOLDINGS BY MARKET SECTOR 0                                      MOODYS/S&P RATINGS 0
Revenue Bonds                         86%                        Aaa/AAA         70%
General Obligation Bonds              14                         Aa/AA           16
                                                                 A/A             14


WEIGHTED AVERAGE MATURITY             21.6 years


-------------
See footnotes on page 6.

Performance Overview and Portfolio Summary
Seligman Florida Municipal Series

Investment Results per Share

Total Returns
For Periods Ended March 31, 1998


                                                            AVERAGE ANNUAL
                                      ------------------------------------------------------------
                                                                                        CLASS D
                                                                                         SINCE
                        SIX             ONE             FIVE             10            INCEPTION
                       MONTHS*          YEAR            YEARS           YEARS            2/1/94
                      ---------       ---------       ---------       --------        ------------
Class A**
With Sales Charge      (0.71)%          6.59%          5.44%           7.97%             n/a
Without Sales Charge    4.25           11.89           6.48            8.49              n/a

Class D**
With 1% CDSL            2.86            9.89            n/a             n/a              n/a
Without CDSL            3.86           10.89            n/a             n/a             4.44%

Lehman Brothers
Municipal Bond Index*** 3.89           10.72           6.83            8.34             5.91ooo


NET ASSET VALUE


                     March 31, 1998         September 30, 1997         March 31, 1997
                     --------------         ------------------         --------------
Class A                 $7.88                     $7.80                   $7.44
Class D                  7.89                      7.81                    7.46

DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
For Periods Ended March 31, 1998

                                                 CAPITAL                   SEC
                       DIVIDENDS ++               GAIN++                  YIELD+++
                       ---------                 -------                  -------
Class A                 $0.176                    $0.072                  3.94%
Class D                  0.147                     0.072                  3.38



HOLDINGS BY MARKET SECTOR 0                                      MOODYS/S&P RATINGS 0
Revenue Bonds                         84%                        Aaa/AAA         68%
General Obligation Bonds              16                         Aa/AA           27
                                                                 A/A              5

WEIGHTED AVERAGE MATURITY             24.1 years


-------------
See footnotes on page 6.

Performance Overview and Portfolio Summary
Seligman North Carolina Municipal Series

Investment Results per Share

Total Returns
For Periods Ended March 31, 1998


                                                            AVERAGE ANNUAL
                                      ------------------------------------------------------------
                                                                        CLASS A         CLASS D
                                                                        SINCE            SINCE
                        SIX             ONE             FIVE          INCEPTION        INCEPTION
                       MONTHS*          YEAR            YEARS           8/27/90  00      2/1/94
                      ---------       ---------       ---------       --------        ------------
Class A**
With Sales Charge      (1.22)%          4.81%          5.21%           6.82%             n/a
Without Sales Charge    3.68           10.08           6.24            7.51              n/a

Class D**
With 1% CDSL            2.29            8.25            n/a             n/a              n/a
Without CDSL            3.29            9.25            n/a             n/a             4.35%

Lehman Brothers
Municipal Bond Index*** 3.89           10.72           6.83            8.35+            5.91ooo


NET ASSET VALUE


                     March 31, 1998         September 30, 1997         March 31, 1997
                     --------------         ------------------         --------------
Class A                 $8.10                     $8.05                   $7.76
Class D                  8.10                      8.05                    7.76

DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
For Periods Ended March 31, 1998

                                                 CAPITAL                   SEC
                       DIVIDENDS ++               GAIN++                  YIELD+++
                       ---------                 -------                  -------
Class A                 $0.180                    $0.064                  3.92%
Class D                  0.149                     0.064                  3.33



HOLDINGS BY MARKET SECTOR 0                                      MOODYS/S&P RATINGS 0
Revenue Bonds                         85%                        Aaa/AAA         45%
General Obligation Bonds              15                         Aa/AA           42
                                                                 A/A             13

WEIGHTED AVERAGE MATURITY             22.4 years

---------------
   * Returns for periods of less than one year are not annualized.
  ** Return figures reflect any change in price and assume all distributions within the period are invested in additional shares. Returns for
     Class A shares are calculated with and without the effect of the initial 4.75%
     maximum sales charge. Returns for Class D shares are calculated with and without the effect of the 1% contingent deferred sales load ("CDSL"), charged on redemptions made within one year of the date of purchase. No adjustment was made to the performance of Class A shares for periods prior to commencement dates
     December 27, 1990, in the case of the Florida Series, and January 1, 1993, in the case of the California High-Yield and California Quality Series, for the
     annual Administration, Shareholder Services and Distribution Plan fee of up to
     0.25% of average daily net assets for each Series. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A portion of each Series'
     income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Past performance is not indicative of future investment results.
 *** The Lehman Brothers Municipal Bond Index is an unmanaged index that does not include any fees or sales charges and does not reflect state-specific bond market performance. Investors cannot invest directly in an index.
   0 Percentages based on market values of long-term holdings at March 31, 1998.
  00 At its discretion, the Manager waived all or a portion of its fees and, in some cases reimbursed certain expenses for the North Carolina Series. This has the effect of increasing the Series average annual total returns for the since-inception period.
  ++ From 1/31/94.
   + From 8/31/90.
  ++ Represents per share amount paid or declared for the six months ended March 31, 1998.
 +++ Current yield, representing the annualized yield for the 30-day period ended March 31, 1998, has been computed in accordance with SEC regulations and will vary.


Portfolios of Investments
March 31, 1998

California High-Yield Series


   Face                                                                                            Ratings +        Market
  Amount                                    Municipal Bonds                                       Moodys/S&P         Value
  ------                                    ---------------                                       ----------      -----------
$2,500,000      Alameda, CA Certificates of Participation (City Hall Seismic
                   Upgrade Project), 6.20% due 5/1/2025........................................     NR/A          $ 2,656,875
 1,000,000       California Department of Veterans Affairs Rev. (Home Purchase),
                   5 1/2% due 12/1/2018*.......................................................    Aa3/A+           1,016,290
 2,190,000       California Department of Water Resources Water System Rev.
                   (Central Valley Project), 6% due 12/1/2020..................................    Aa2/AA           2,287,871
   810,000       California Department of Water Resources Water System Rev.
                   (Central Valley Project), 6% due 12/1/2020..................................    Aaa/AA             869,057
   500,000       California Educational Facilities Authority Rev.
                   (Los Angeles College of Chiropractic Medicine), 5.60% due 11/1/2017.........   Baa2/NR             509,800
 2,500,000       California Educational Facilities Authority Rev.
                   (Loyola Marymount University), 5 3/4% due 10/1/2024.........................     A1/NR           2,604,000
 2,500,000       California Health Facilities Financing Authority Rev. (Cedars-Sinai
                   Medical Center), 5 1/4% due 8/1/2027........................................   Aaa/AAA           2,488,675
 1,500,000       California Housing Finance Agency Home Mortgage Rev.,
                   6 3/8% due 8/1/2027*........................................................   Aa2/AA-           1,592,550
 2,500,000       California Housing Finance Agency (Single Family Mortgage),
                   5.40% due 8/1/2028*.........................................................   Aaa/AAA           2,499,800
 2,500,000       California Pollution Control Financing Authority Rev. (San Diego
                   Gas & Electric Co.), 5.85% due 6/1/2021*....................................    A1/A+            2,592,950
 1,750,000       California Pollution Control Financing Authority Rev. (Pacific Gas &
                   Electric Co.), 5 7/8% due 6/1/2023*.........................................    A1/AA-           1,812,370
 1,000,000       California Pollution Control Financing Authority Rev. (Pacific Gas &
                   Electric Co.), 5.85% due 12/1/2023*.........................................    A1/AA-           1,036,110
 2,000,000       California State GOs, 5 1/4% due 10/1/2019....................................     A1/A+           2,008,920
 2,500,000       Cupertino, CA Certificates of Participation (Capital Improvement Projects),
                   5 3/4% due 1/1/2016.........................................................     A1/A+           2,594,475
 3,000,000       Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev.,
                   6% due 1/1/2034.............................................................   Baa/BBB-          3,149,520
   500,000       Los Angeles, CA Certificates of Participation (Convention & Exhibition
                   Center Authority), 7 3/8% due 8/15/2018.....................................    Aaa/AAA            531,885
 1,300,000       Los Angeles, CA Wastewater System Rev., 7.10% due 6/1/2018....................     A1/A+           1,367,769
 1,000,000       Oxnard Union High School District, CA Certificates of Participation
                   (Union High School), 7.70% due 11/1/2019....................................     NR/NR           1,079,030
   705,000       Petaluma, CA Community Development Commission Tax Allocation Bonds
                   (Central Business District), 9.30% due 5/15/2010............................    Baa1/NR            708,123
 2,060,000       Pleasanton, CA Joint Powers Financing Authority Reassessment Rev.,
                   6.15% due 9/2/2012..........................................................    Baa3/NR          2,203,685

--------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements


Portfolios of Investments
March 31, 1998

California High-Yield Series (continued)


   Face                                                                                            Ratings+        Market
  Amount                                    Municipal Bonds                                       Moodys/S&P         Value
  ------                                    ---------------                                       ----------      -----------
$4,000,000      Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036.......    Baa1/A         $ 4,178,520
 3,000,000      San Bernardino, CA Joint Powers Financing Authority (California Dept. of
                   Transportation Lease), 5 1/2% due 12/1/2020.................................      A/A            3,044,700
 2,500,000       San Joaquin Hills, CA Transportation Corridor Agency Rev. (Orange County
                   Toll Road), 5 1/2% due 1/15/2028............................................   Baa3/BBB-         2,509,875
 3,000,000       San Joaquin Hills, CA Transportation Corridor Agency Rev. (Orange County
                   Senior Lien Toll Road), 6 3/4% due 1/1/2032.................................     Aaa/NR          3,389,220
 2,500,000       Santa Barbara, CA Certificates of Participation, 5.70% due 3/1/2011...........      A1/A+          2,611,475
 1,000,000       Santa Clara, CA Improvement Bonds Project No. 186 (Santa Clara
                   Convention Center Complex), 7.10% due 9/2/2011..............................      NR/NR          1,035,730
 1,000,000       Southern California Public Power Authority Power Project Rev.
                   (Multiple Projects),  6% due 7/1/2018.......................................       A/A           1,020,940
   730,000       Stanislaus, CA Waste-to-Energy Financing Agency Solid Waste Facility Rev.
                   (Ogden Martin System of Stanislaus, Inc. Project), 7 1/2% due 1/1/2005......    NR/BBB+            773,815
 1,180,000       Stanislaus, CA Waste-to-Energy Financing Agency Solid Waste Facility Rev.
                   (Ogden Martin System of Stanislaus, Inc. Project), 7 5/8% due 1/1/2010......    NR/BBB+          1,258,140
 2,500,000       Washington Township, CA Hospital District Hospital Healthcare System Rev.,
                   5 1/2% due 7/1/2018.........................................................     A2/NR           2,516,100
 2,230,000       West Covina, CA Certificates of Participation (Queen of the Valley Hospital),
                   6 1/2% due 8/15/2024........................................................      A2/A           2,457,170
                                                                                                                  -----------
TOTAL MUNICIPAL BONDS (Cost $56,804,759) -- 98.5%.............................................................     60,405,440
VARIABLE RATE DEMAND NOTES (Cost $200,000) -- 0.3%............................................................        200,000
OTHER ASSETS LESS LIABILITIES -- 1.2%.........................................................................        720,730
                                                                                                                  -----------
NET ASSETS -- 100.0%..........................................................................................    $61,326,170
                                                                                                                  ===========


California Quality Series


   Face                                                                                            Ratings+         Market
  Amount                                    Municipal Bonds                                       Moodys/S&P         Value
  ------                                    ---------------                                       ----------      -----------
$3,000,000      California Department of Water Resources Water System Rev.
                   (Central Valley Project), 6.10% due 12/1/2029...............................    Aaa/AA         $ 3,389,580
 2,000,000      California Educational Facilities Authority Rev. (Stanford University),
                   6 3/4% due 1/1/2013.........................................................    Aaa/AAA          2,081,340
 3,200,000      California Educational Facilities Authority Rev. (University of Southern
                   California Project), 5.80% due 10/1/2015....................................     Aa3/AA          3,374,848
 3,440,000      California Educational Facilities Authority Rev. (Pomona College),
                   6% due 2/15/2017............................................................     Aa1/AA+         3,640,071

------------
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

                                       8

Portfolios of Investments
March 31, 1998

California Quality Series (continued)


   Face                                                                                            Ratings+         Market
  Amount                                    Municipal Bonds                                       Moodys/S&P         Value
  ------                                    ---------------                                       ----------      -----------
$4,500,000      California Educational Facilities Authority Rev. (California Institute
                   of Technology), 6% due 1/1/2021.............................................    Aaa/AAA        $ 4,670,505
 2,000,000      California Educational Facilities Authority Rev. (Stanford University),
                   5.35% due 6/1/2027..........................................................    Aaa/AAA          2,032,360
 3,000,000      California Health Facilities Financing Authority Rev. (Kaiser Permanente),
                   6 1/2% due 12/1/2020........................................................      A2/A+          3,203,040
 2,000,000      California Health Facilities Financing Authority Rev. (Stanford Health Care),
                   5% due 11/15/2028...........................................................    Aaa/AAA          1,921,180
     5,000      California Housing Finance Agency (Housing Revenue Insured Bonds),
                   8 3/4% due 8/1/2010.........................................................    Aaa/AAA              5,215
   425,000      California Housing Finance Agency (Housing Revenue Insured Bonds),
                   8 5/8% due 8/1/2015.........................................................    Aaa/AAA            442,616
 2,785,000      California Housing Finance Agency Home Mortgage Rev.,
                   6 3/4% due 2/1/2025*........................................................    Aa2/AA-          2,963,268
 4,000,000      California Pollution Control Financing Authority Rev. (Mobil Oil Corporation
                   Project), 5 1/2% due 12/1/2029*.............................................    Aa2/AA           4,074,040
   910,000      California Public Capital Improvements Financing Authority
                   (Pooled Projects), 8.10% due 3/1/2018.......................................    Aaa/AAA            931,321
 3,000,000      California Public Works Board Lease Rev. (Correctional Facilities
                   Improvements), 5 3/4% due 9/1/2021..........................................      A/A            3,055,590
 3,000,000      California State GOs, 5.90% due 4/1/2023.......................................     A1/A+           3,170,520
 3,000,000      California Statewide Communities Development Authority Certificates of
                   Participation (The Trustees of the J. Paul Getty Trust), 5% due 10/1/2023...    Aaa/AAA          2,907,540
 4,500,000      Contra Costa, CA Water District Rev., 5% due 10/1/2024.........................    Aaa/AAA          4,358,745
 3,500,000      East Bay, CA Municipal Utility District Water System Rev., 5% due 6/1/2026.....    Aaa/AAA          3,391,815
 2,500,000      Eastern Municipal Water District Riverside County, CA Water and Sewer Rev.,
                   6 3/4% due 7/1/2012.........................................................    Aaa/AAA          3,007,400
 3,000,000      Fresno, CA Sewer System Rev., 5 1/4% due 9/1/2019..............................    Aaa/AAA          3,093,780
 2,000,000      Industry, CA GOs, 7 3/8% due 7/1/2015..........................................    Aaa/AAA          2,128,800
 2,000,000      Marin, CA Municipal Water District Water Rev., 5.65% due 7/1/2023..............     A1/AA           2,062,140
 3,000,000      Metropolitan Water District of Southern California Waterworks GOs,
                   5 3/4% due 3/1/2014.........................................................    Aaa/AAA          3,054,660
 3,500,000      Northern California Power Agency Public Power Rev. (Combustion
                   Turbine Project A-1), 6% due 8/15/2010......................................    Aaa/AAA          3,593,800
 4,500,000      Orange County, CA Local Transportation Authority (Measure M Sales
                   Tax Rev.), 6% due 2/15/2009.................................................    Aaa/AAA          5,042,160
 2,500,000      Rancho, CA Water District Financing Authority Rev., 5.90% due 11/1/2015........    Aaa/AAA          2,702,200

----------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements


Portfolios of Investments
March 31, 1998

California Quality Series (continued)


   Face                                                                                            Ratings+         Market
  Amount                                    Municipal Bonds                                       Moodys/S&P         Value
  ------                                    ---------------                                       ----------      -----------
$4,000,000      Regents of the University of California Rev. (Multiple Purpose Projects),
                   5 3/8% due 9/1/2024.........................................................     Aaa/AAA        $ 4,066,400
 4,250,000       San Francisco Bay Area Rapid Transit District, CA (Sales Tax Rev.),
                   5% due 7/1/2028.............................................................     Aaa/AAA          4,114,510
 3,000,000       San Francisco, CA (City & County) Airport Commission Rev.
                   (International Airport), 6.60% due 5/1/2024*................................     Aaa/AAA          3,300,030
                                                                                                                   -----------
TOTAL MUNICIPAL BONDS (Cost $80,894,407) -- 97.9%..............................................................     85,779,474
VARIABLE RATE DEMAND NOTES (Cost $700,000) -- 0.8%.............................................................        700,000
OTHER ASSETS LESS LIABILITIES -- 1.3%..........................................................................      1,177,707
                                                                                                                   -----------
NET ASSETS -- 100.0%...........................................................................................    $87,657,181
                                                                                                                   ===========

Florida Series


   Face                                                                                            Ratings+         Market
  Amount                                    Municipal Bonds                                       Moodys/S&P         Value
  ------                                    ---------------                                       ----------      -----------
$1,000,000      Broward County, FL Water & Sewer Utility Rev., 5% due 10/1/2018................    Aaa/AAA        $  978,670
 1,500,000      Broward County School District, FL GOs, 7 1/8% due 2/15/2008...................    Aaa/AAA         1,573,860
 2,000,000      Collier County, FL Water & Sewer Rev., 5 1/4% due 7/1/2021.....................    Aaa/AAA         2,001,020
 1,250,000      Dade County, FL Aviation Rev., 6 1/8% due 10/1/2020*...........................    Aaa/AAA         1,348,988
 2,000,000      Dade County, FL Public Improvement GOs, 5 3/4% due 10/1/2016...................    Aaa/AAA         2,127,420
 2,000,000      Dade County, FL Water & Sewer System Rev., 5 3/4% due 10/1/2022................    Aaa/AAA         2,107,700
 1,000,000      Florida Housing Finance Agency Rev. (General Mortgage),
                   6.35% due 6/1/2014..........................................................     NR/AAA         1,058,180
   705,000      Florida Housing Finance Agency Rev. (Single Family Mortgage),
                   6.55% due 7/1/2014*.........................................................    Aaa/AAA           752,263
 1,985,000      Florida Housing Finance Agency Rev. (Homeowner Mortgage),
                   6.20% due 7/1/2027*.........................................................     Aa3/AA         2,085,520
 2,500,000      Florida Ports Financing Commission Rev. (State Transportation Trust Fund),
                   5 3/8% due 6/1/2027*........................................................    Aaa/AAA         2,505,000
 2,000,000      Florida State Department of Transportation GOs (Right of Way),
                   5.80% due 7/1/2021..........................................................     Aa2/AA+        2,095,880
 2,500,000      Florida State Turnpike Authority Rev., 5 5/8% due 7/1/2025.....................    Aaa/AAA         2,585,575
 2,000,000      Greater Orlando Aviation Authority, FL Airport Facilities Rev.,
                   5 1/4% due 10/1/2023*.......................................................    Aaa/AAA         1,977,840
 2,500,000      Hillsborough County, FL Aviation Authority Rev. (Tampa International
                   Airport), 5 3/8% due 10/1/2023*.............................................    Aaa/AAA         2,503,825

----------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements


Portfolios of Investments
March 31, 1998

Florida Series (continued)


   Face                                                                                            Ratings+         Market
  Amount                                    Municipal Bonds                                       Moodys/S&P         Value
  ------                                    ---------------                                       ----------      -----------
$1,500,000      Jacksonville Electric Authority, FL Rev. (St. Johns River Power Park System),
                   5 3/8% due 10/1/2016........................................................     Aa2/AA        $ 1,531,650
 2,000,000      Jacksonville Electric Authority, FL Rev. (Water & Sewer System),
                   5 5/8% due 10/1/2037........................................................     Aa3/AA-         2,060,440
 2,000,000      Jacksonville, FL Sewage & Solid Waste Disposal Facilities Rev.
                   (Anheuser-Busch Project), 5 7/8% due 2/1/2036*..............................      A1/A+          2,079,320
 2,000,000      Jacksonville Health Facilities Authority, FL Hospital Rev. (Charity Obligated
                   Group -- Baptist/St. Vincents Health System Inc.), 5 1/4% due 8/15/2027.....     Aa2/AA+         1,982,120
 1,000,000      Kissimmee Utility Authority, FL Electric System Improvement Rev.,
                   5 1/4% due 10/1/2018........................................................     Aaa/AAA         1,000,610
 1,000,000      Lee County, FL Transportation Facilities Rev., 6% due 10/1/2015................     Aaa/AAA         1,084,890
 1,000,000      Osceola County, FL Transportation Rev. (Osceola Parkway Project),
                   6.10% due 4/1/2017..........................................................     Aaa/AAA         1,074,950
 1,200,000      Palm Beach County, FL Criminal Justice Facilities Rev., 7% due 6/1/2011........     Aaa/AAA         1,304,364
 2,000,000      Polk County, FL Industrial Development Authority Solid Waste Disposal
                   Facilities Rev. (Tampa Electric Company Project), 5.85% due 12/1/2030*......      Aa2/AA         2,093,740
 2,000,000      Reedy Creek Improvement District, FL Utilities Rev., 5 1/8% due 10/1/2019......     Aaa/AAA         1,973,080
 1,250,000      Volusia County, FL Educational Facilities Authority Rev. (Embry-Riddle
                   Aeronautical University Project), 6 5/8% due 10/15/2022.....................      NR/AAA         1,372,938
                                                                                                                  -----------
TOTAL MUNICIPAL BONDS (COST $41,002,889) -- 97.7%.............................................................     43,259,843
VARIABLE RATE DEMAND NOTES (COST $300,000) -- 0.7%............................................................        300,000
OTHER ASSETS LESS LIABILITIES -- 1.6%.........................................................................        713,126
                                                                                                                  -----------
NET ASSETS -- 100.0%..........................................................................................    $44,272,969
                                                                                                                  ===========

North Carolina Series


   Face                                                                                            Ratings+          Market
  Amount                                    Municipal Bonds                                       Moodys/S&P         Value
  ------                                    ---------------                                       ----------      -----------
$1,250,000      Appalachian State University, NC Housing & Student Center System
                   Rev., 5 3/8% due 7/15/2015..................................................     Aaa/AAA       $ 1,299,450
 1,250,000      Asheville, NC Water System Rev., 5.70% due 8/1/2025............................     Aaa/AAA         1,311,612
 2,000,000      Charlotte-Mecklenberg Hospital Authority, NC Health Care System Rev.,
                   5 3/4% due 1/15/2021........................................................      Aa3/AA         2,100,600
 1,000,000      Charlotte, NC Certificates of Participation (Charlotte-Mecklenburg Law
                   Enforcement Center Project), 5 3/8% due 6/1/2013............................      Aa1/AA         1,019,270
 2,000,000      Charlotte, NC Water & Sewer GOs, 5.90% due 2/1/2017............................     Aaa/AAA         2,145,200
 1,590,000      Concord, NC Utilities System Rev., 5 3/4% due 12/1/2017........................     Aaa/AAA         1,658,608
 1,500,000      Fayetteville, NC Public Works Commission Rev., 5 1/8% due 3/1/2024.............     Aaa/AAA         1,477,725

----------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements


Portfolios of Investments
March 31, 1998

North Carolina Series (continued)


   Face                                                                                            Ratings+         Market
  Amount                                    Municipal Bonds                                       Moodys/S&P         Value
  ------                                    ---------------                                       ----------      -----------
$2,500,000      Martin County Industrial Facilities and Pollution Control Financing
                   Authority, NC Solid Waste Disposal Rev. (Weyerhaeuser Company
                   Project), 6% due 11/1/2025*.................................................      A2/A         $ 2,641,600
   500,000      North Carolina Educational Facilities Financing Authority Rev. (Duke
                   University Project), 6 3/4% due 10/1/2021...................................    Aa1/AA+            545,465
   600,000      North Carolina Housing Finance Agency Rev. (Multi-Family),
                   5.80% due 7/1/2014..........................................................     Aa2/AA            618,840
 1,455,000      North Carolina Housing Finance Agency Rev. (Single Family),
                   6 1/2% due 3/1/2018.........................................................     Aa2/AA          1,557,054
   250,000      North Carolina Housing Finance Agency Rev. (Multi-Family),
                   5.90% due 7/1/2026..........................................................     Aa2/AA            257,395
 1,500,000      North Carolina Medical Care Commission Health Care Rev.
                   (Carolina Medicorp Project), 5 1/4% due 5/1/2026............................     Aa3/AA          1,502,070
 1,000,000      North Carolina Medical Care Commission Hospital Rev. (Memorial
                   Mission Hospital Project), 6% due 10/1/2022.................................    Aaa/AAA          1,074,320
 2,250,000      North Carolina Medical Care Commission Hospital Rev. (Presbyterian
                   Health Services Corp. Project), 6% due 10/1/2024............................     Aa3/AA          2,392,583
 1,500,000      North Carolina Medical Care Commission Hospital Rev. (First Health
                   of the Carolinas Project), 5% due 10/1/2028.................................     Aa3/AA-         1,434,495
 1,500,000      North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.,
                   5 3/4% due 1/1/2015.........................................................    Aaa/AAA          1,545,000
 3,000,000      North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.,
                   5% due 1/1/2020.............................................................    Aaa/AAA          2,980,350
 1,000,000      Orange, NC Water & Sewer Authority Rev., 5.20% due 7/1/2016....................     Aa2/AA          1,004,710
 1,500,000      University of North Carolina Charlotte Rev. (Student Activity Center),
                   5 1/2% due 6/1/2021.........................................................    Aaa/AAA          1,542,285
   500,000      University of North Carolina Hospitals at Chapel Hill Rev.,
                   6 3/8% due 2/15/2017........................................................     Aa3/AA            541,735
 1,000,000      University of North Carolina Hospitals at Chapel Hill Rev.,
                   5 1/4% due 2/15/2026........................................................     Aa3/AA          1,000,700
 1,550,000      Wake County Industrial Facilities & Pollution Control Financing Authority,
                   NC (Carolina Power & Light), 6.90% due 4/1/2009.............................      A2/A           1,653,990
                                                                                                                  -----------
TOTAL MUNICIPAL BONDS (COST $31,499,178) -- 98.4%.............................................................     33,305,057
OTHER ASSETS LESS LIABILITIES -- 1.6%.........................................................................        545,609
                                                                                                                  -----------
NET ASSETS -- 100.0%..........................................................................................    $33,850,666
                                                                                                                  ===========

----------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.


Statements of Assets and Liabilities
March 31, 1998


                                      CALIFORNIA       CALIFORNIA                        NORTH
                                      HIGH-YIELD        QUALITY         FLORIDA         CAROLINA
                                         SERIES          SERIES         SERIES           SERIES
                                     -------------    -------------  ------------    -------------
ASSETS:
Investments, at value
(see Portfolios of Investments):
        Long-term holdings.......... $60,405,440      $85,779,474    $43,259,843     $33,305,057
        Short-term holdings.........     200,000          700,000        300,000              --
                                     -----------      -----------    -----------     -----------
                                      60,605,440       86,479,474     43,559,843      33,305,057
Cash................................     128,462          189,471        149,463         136,354
Interest receivable.................     962,829        1,252,199        905,493         530,252
Receivable for Shares of Beneficial
Interest sold.......................     116,936           32,006         28,801               9
Expenses prepaid to shareholder
service agent.......................       6,858            9,905          5,334           4,572
Other...............................       6,114            4,434          4,159           4,091
                                     -----------      -----------    -----------     -----------
Total Assets........................  61,826,639       87,967,489     44,653,093      33,980,335
                                     -----------      -----------    -----------     -----------
LIABILITIES:
Payable for Shares of Beneficial Interest
repurchased.........................     283,765           20,700        220,454           6,631
Dividends payable...................     110,171          161,368         74,201          57,019
Accrued expenses, taxes, and other..     106,533          128,240         85,469          66,019
                                     -----------      -----------    -----------     -----------
Total Liabilities...................     500,469          310,308        380,124         129,669
                                     -----------      -----------    -----------     -----------
Net Assets.......................... $61,326,170      $87,657,181    $44,272,969     $33,850,666
                                     ===========      ===========    ===========     ===========

COMPOSITION OF NET ASSETS:
Shares of Beneficial Interest, at par:
        Class A..................... $     8,393      $    12,222    $     5,371     $     4,019
        Class D.....................         814              254            250             158
Additional paid-in capital..........  57,686,725       80,847,394     41,825,662      31,734,508
Undistributed net realized gain.....      29,557        1,912,244        184,732         306,102
Net unrealized appreciation
of investments......................   3,600,681        4,885,067      2,256,954       1,805,879
                                     -----------      -----------    -----------     -----------
Net Assets.......................... $61,326,170      $87,657,181    $44,272,969     $33,850,666
                                     ===========      ===========    ===========     ===========
Net Assets:
Class A............................. $55,896,366      $85,875,774    $42,300,696     $32,568,861
Class D............................. $ 5,429,804      $ 1,781,407    $ 1,972,273     $ 1,281,805
SHARES OF BENEFICIAL INTEREST
OUTSTANDING (Unlimited shares
authorized; $.001 par value):
Class A.............................   8,392,976       12,222,392      5,371,022       4,019,226
Class D.............................     814,426          254,073        249,907         158,271
NET ASSET VALUE PER SHARE:
Class A.............................       $6.66            $7.03          $7.88           $8.10
Class D.............................       $6.67            $7.01          $7.89           $8.10


See Notes to Financial Statements.

Statements of Operations
For the Six Months Ended March 31, 1998


                                      CALIFORNIA       CALIFORNIA                        NORTH
                                      HIGH-YIELD        QUALITY         FLORIDA         CAROLINA
                                         SERIES          SERIES         SERIES           SERIES
                                     -------------    -------------  ------------    -------------
INVESTMENT INCOME:

Interest..........................   $1,661,259       $2,487,660     $1,216,809      $  930,707
                                     ----------       ----------     ----------      ----------
EXPENSES:
Management fees...................      147,265          222,541        110,640          84,406
Distribution and service fees.....       44,914           48,241         61,723          43,335
Shareholder account services......       34,931           49,387         27,023          23,277
Auditing and legal fees...........       12,485           10,983         12,668          12,358
Shareholder reports and communications    5,448            6,153          5,708           4,481
Custody and related services......        4,426            4,265          3,725           6,158
Registration......................        3,989            4,166          3,359           3,495
Trustees' fees and expenses.......        3,945            4,101          3,339           3,155
Miscellaneous.....................        2,492            2,857          1,691           1,517
                                     ----------       ----------     ----------      ----------
Total Expenses....................      259,895          352,694        229,876         182,182
                                     ----------       ----------     ----------      ----------
Net Investment Income.............    1,401,364        2,134,966        986,933         748,525
                                     ----------       ----------     ----------      ----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments..      183,424        2,135,434        186,165         312,034
Net change in unrealized appreciation
of investments....................      553,541       (1,266,704)       670,961         184,658
                                     ----------       ----------     ----------      ----------
Net Gain on Investments...........      736,965          868,730        857,126         496,692
                                     ----------       ----------     ----------      ----------
Increase in Net Assets from
Operations........................   $2,138,329       $3,003,696     $1,844,059      $1,245,217
                                     ==========       ==========     ==========      ==========


------------------
See Notes to Financial Statements.

Statements of Changes in Net Assets


                                 CALIFORNIA HIGH-YIELD SERIES              CALIFORNIA QUALITY SERIES
                             ------------------------------------     ------------------------------------
                               SIX MONTHS             YEAR               SIX MONTHS             YEAR
                                 ENDED               ENDED                 ENDED               ENDED
                                3/31/98             9/30/97               3/31/98             9/30/97
                             ---------------     ----------------     ---------------     ----------------
OPERATIONS:
Net investment income........  $ 1,401,364         $ 2,784,733         $ 2,134,966           $ 4,596,455
Net realized gain on
investments..................      183,424             211,592           2,135,434               427,389
Net change in unrealized
appreciation of investments..      553,541           1,476,067          (1,266,704)            2,834,368
                               -----------         -----------         -----------           -----------
Increase in Net Assets from
Operations...................    2,138,329           4,472,392           3,003,696             7,858,212
                               -----------         -----------         -----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
        Class A..............   (1,320,170)         (2,682,769)         (2,097,188)           (4,533,073)
        Class D..............      (81,194)           (101,964)            (37,778)              (63,382)
Net realized gain on investments:
        Class A..............     (255,159)           (722,261)           (410,719)              (27,957)
        Class D..............      (16,987)            (27,209)             (9,630)                 (454)
                               -----------         -----------         -----------           -----------
Decrease in Net Assets
from Distributions...........   (1,673,510)         (3,534,203)         (2,555,315)           (4,624,866)
                               -----------         -----------         -----------           -----------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sale of shares:
        Class A..............    5,260,206           7,351,517           1,415,196             1,481,687
        Class D..............    2,414,043           1,513,626              56,434               575,550
Shares issued in payment of
dividends:
        Class A..............      700,710           1,412,142           1,050,644             2,257,452
        Class D..............       55,678              70,066              20,430                33,256
Exchanged from associated Funds:
        Class A..............    1,343,786           1,772,009           7,581,361            19,333,888
        Class D..............      247,877             502,224           1,936,770             5,312,748
Shares issued in payment of
gain distributions:
        Class A..............      174,948             483,204             249,515                16,799
        Class D..............       13,631              22,161               5,556                   228
                               -----------         -----------         -----------           -----------
Total........................   10,210,879          13,126,949          12,315,906            29,011,608
                               -----------         -----------         -----------           -----------
Cost of shares repurchased:
        Class A..............   (4,170,813)         (7,355,541)         (4,739,335)          (13,851,584)
        Class D..............     (173,813)           (640,001)           (422,038)             (280,678)
Exchanged into associated Funds:
        Class A..............     (739,440)         (1,923,514)         (7,115,668)          (20,972,562)
        Class D..............     (468,242)           (126,577)         (1,499,131)           (5,676,629)
                               -----------         -----------         -----------           -----------
Total........................   (5,552,308)        (10,045,633)        (13,776,172)          (40,781,453)
                               -----------         -----------         -----------           -----------
Increase (Decrease) in Net
Assets from Transactions in
Shares of Beneficial Interest    4,658,571           3,081,316          (1,460,266)          (11,769,845)
                               -----------         -----------         -----------           -----------
Increase (Decrease) in Net
Assets.......................    5,123,390           4,019,505          (1,011,885)           (8,536,499)
NET ASSETS:
Beginning of period..........   56,202,780          52,183,275          88,669,066            97,205,565
                               -----------         -----------         -----------           -----------
End of Period................  $61,326,170         $56,202,780         $87,657,181           $88,669,066
                               ===========         ===========         ===========           ===========

----------------
See Notes to Financial Statements.


                                       FLORIDA SERIES                        NORTH CAROLINA SERIES
                             ------------------------------------     ------------------------------------
                               SIX MONTHS             YEAR               SIX MONTHS             YEAR
                                 ENDED               ENDED                 ENDED               ENDED
                                3/31/98             9/30/97               3/31/98             9/30/97
                             ---------------     ----------------     ---------------     ----------------
OPERATIONS:
Operations:
Net investment income.......   $   986,933         $ 2,131,967         $   748,525           $ 1,638,605
Net realized gain on
investments.................       186,165             402,363             312,034               264,968
Net change in unrealized
appreciation of investments.       670,961             899,645             184,658               797,213
                               -----------         -----------         -----------           -----------
Increase in Net Assets from
Operations..................     1,844,059           3,433,975           1,245,217             2,700,786
                               -----------         -----------         -----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
        Class A.............      (954,280)         (2,069,071)           (725,970)           (1,591,157)
        Class D.............       (32,653)            (62,896)            (22,555)              (47,448)
Net realized gain on
investments:
        Class A.............      (385,124)           (611,829)           (259,010)             (145,565)
        Class D.............       (16,296)            (20,485)             (9,526)               (4,714)
                               -----------         -----------         -----------           -----------
Decrease in Net Assets
from Distributions..........    (1,388,353)         (2,764,281)         (1,017,061)           (1,788,884)
                               -----------         -----------         -----------           -----------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sale of shares:
        Class A.............     1,075,936           2,176,497             952,784             1,480,472
        Class D.............       305,820             211,049              73,953               124,216
Shares issued in payment of dividends:
        Class A.............       372,034             808,742             375,922               832,006
        Class D.............        22,085              43,942              16,185                35,063
Exchanged from associated Funds:
        Class A.............     1,402,144           1,901,127              30,950               622,587
        Class D.............       214,765             437,446                  --                    --
Shares issued in payment of
gain distributions:
        Class A.............       224,788             344,983             192,301               106,938
        Class D.............        12,044              15,286               8,729                 4,313
                               -----------         -----------         -----------           -----------
Total.......................     3,629,616           5,939,072           1,650,824             3,205,595
                               -----------         -----------         -----------           -----------
Cost of shares repurchased:
        Class A.............    (1,860,336)         (7,587,878)         (1,794,098)           (6,362,439)
        Class D.............      (108,476)           (295,456)            (37,711)             (208,812)
Exchanged into associated Funds:
        Class A.............    (1,377,138)         (1,470,687)            (93,169)             (808,253)
        Class D.............      (168,631)            (29,736)             (4,000)               (3,500)
                               -----------         -----------         -----------           -----------
Total.......................    (3,514,581)         (9,383,757)         (1,928,978)           (7,383,004)
                               -----------         -----------         -----------           -----------
Increase (Decrease) in Net Assets
from Transactions in Shares
of Beneficial Interest......       115,035          (3,444,685)           (278,154)           (4,177,409)
                               -----------         -----------         -----------           -----------
Increase (Decrease) in Net
Assets......................       570,741          (2,774,991)            (49,998)           (3,265,507)
NET ASSETS:
Beginning of period.........    43,702,228          46,477,219          33,900,664            37,166,171
                               -----------         -----------         -----------           -----------
End of Period...............   $44,272,969         $43,702,228         $33,850,666           $33,900,664
                               ===========         ===========         ===========           ===========

----------------
See Notes to Financial Statements.

Notes to Financial Statements

1. Multiple Classes of Shares -- Seligman Municipal Series Trust (the "Trust") consists of four separate series: the "California High-Yield Series", the "California Quality Series", the "Florida Series", and the "North Carolina Series". Each Series of the Trust offers two classes of shares. All shares existing prior to February 1, 1994, the commencement date of Class D shares, were classified as Class A shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales load ("CDSL") of 1% on redemptions within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSL of 1% imposed on redemptions made within one year of purchase. The two classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. Significant Accounting Policies -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust:

a. Security Valuation -- All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Trustees. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b. Federal Taxes -- There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c. Security Transactions and Related Investment Income -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Trust amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other than original issue discounts are not amortized.

d. Multiple Class Allocations -- All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 1998, distribution and service fees were the only class-specific expenses.

e. Distributions to Shareholders -- Dividends are declared daily and paid monthly. Other distributions paid by the Trust are recorded on the ex-dividend date. The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of any series of the Trust.

3. Purchases and Sales of Securities--Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1998, were as follows:

  Series                 Purchases         Sales
----------              ------------    ------------
California High-Yield   $11,351,880     $ 4,802,550
California Quality       17,965,063      20,270,500
Florida                   1,950,160       2,621,235
North Carolina            4,397,985       4,558,229

        At March 31, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

                           Total           Total
                         Unrealized      Unrealized
  Series                Appreciation    Depreciation
----------              ------------    ------------
California High-Yield    $3,600,881        $    200
California Quality        4,864,667         203,340
Florida                   2,256,954              --
North Carolina            1,832,384          26,505

Notes to Financial Statements

4. Management Fee, Administrative Services, and Other Transactions -- J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Trust and provides the necessary personnel and facilities. Compensation of all officers of the Trust, all trustees of the Trust who are employees or consultants of the Manager, and all personnel of the Trust and the Manager is paid by the Manager. The Manager's fee is calculated daily and payable monthly, equal to 0.50% per annum of each Series' average daily net assets.

        Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of each Series' shares, and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sales of Class A shares:

                        Distributor       Dealer
Series                  Concessions     Commissions
----------             ------------    ------------
California High-Yield     $8,650         $60,785
California Quality         6,120          45,768
Florida                    4,945          34,656
North Carolina             3,859          28,428

        The Trust has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Trust pursuant to the Plan. For the six months ended March 31, 1998, for the California High-Yield, California Quality, Florida, and North Carolina Series, fees incurred under the Plan aggregated $24,159, $38,571, $52,985, and $37,221, respectively, or 0.09%, 0.09%, 0.24%, and 0.23%, respectively, per annum of average daily net assets.

        Under the Plan, with respect to Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Trust to the Distributor pursuant to the Plan. For the six months ended March 31, 1998, fees incurred under the Plan amounted to $20,755, $9,670, $8,738, and $6,114, respectively, or 1% per annum of the average daily net assets of Class D shares of the California High-Yield, California Quality, Florida, and North Carolina Series, respectively.

        The Distributor is entitled to retain any CDSL imposed on redemptions of Class D shares occurring within one year of purchase and on certain redemptions of Class A shares occurring within 18 months of purchase. For the six months ended March 31, 1998, such charges amounted to $1,709 for the California High-Yield Series, $312 for the California Quality Series, $292 for the Florida Series, and $34 for the North Carolina Series.

        Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of Trust shares, as well as distribution and service fees pursuant to the Plan. For the six months ended March 31, 1998, Seligman Services, Inc. received commissions for sales of shares of each Series, and distribution and service fees, pursuant to the Plan, as follows:

                                        Distribution and
  Series                Commissions       Service Fees
----------              ------------    ----------------
California High-Yield      $  7             $  769
California Quality          869              1,343
Florida                      --              2,312
North Carolina               --              1,142

        Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

  Series
----------
California High-Yield   $34,931
California Quality       49,387
Florida                  27,023
North Carolina           23,277

        Certain officers and trustees of the Trust are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

        The Trust has a compensation agreement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Trust or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and earnings accrued thereon is included in trustees' fees and expenses, and the accumulated balances thereof at March 31, 1998, are included in other liabilities as follows:

  Series
----------
California High-Yield   $29,236
California Quality       29,300
Florida                  14,626
North Carolina           10,727

Notes to Financial Statements

5. Transactions in Shares of Beneficial Interest--Transactions in Shares of Beneficial Interest were as follows:

                              California High-Yield     California Quality
                                     Series                   Series
                              ----------------------  ----------------------
                               Six Months     Year    Six Months     Year
                                 Ended       Ended      Ended       Ended
                                3/31/98     9/30/97    3/31/98     9/30/97
                              ------------ ---------  ----------- ----------
Sales of shares:
   Class A...................    793,226   1,136,556     201,119     217,315
   Class D...................    360,589     232,749       8,058      83,522
Shares issued in payment of
dividends:
   Class A...................    105,459     217,868     149,495     329,886
   Class D...................      8,361      10,791       2,915       4,867
Exchanged from associated Funds:
   Class A...................    202,147     272,963   1,079,870   2,835,364
   Class D...................     37,329      77,936     276,252     781,157
Shares issued in payment of
gain distributions:
   Class A...................     26,588      74,799      35,850       2,456
   Class D...................      2,068       3,425         799          33
                               ---------   ---------   ---------   ---------
Total........................  1,535,767   2,027,087   1,754,358   4,254,600
                               ---------   ---------   ---------   ---------
Shares repurchased:
   Class A...................   (627,997) (1,136,607)   (674,979) (2,029,814)
   Class D...................    (26,167)    (98,590)    (60,037)    (41,403)
Exchanged into associated Funds:
   Class A...................   (111,048)   (296,127) (1,013,921) (3,068,740)
   Class D...................    (69,662)    (19,383)   (214,311)   (832,015)
                               ---------   ---------   ---------   ---------
Total........................   (834,874) (1,550,707) (1,963,248) (5,971,972)
                               ---------   ---------   ---------   ---------
Increase (decrease) in shares    700,893     476,380    (208,890) (1,717,372)
                               =========   =========   =========   =========


                                                          North Carolina
                                 Florida Series               Series
                              ----------------------  ----------------------
                               Six Months     Year    Six Months     Year
                                 Ended       Ended      Ended       Ended
                                3/31/98     9/30/97    3/31/98     9/30/97
                              ------------ ---------  ----------- ----------
Sales of shares:
   Class A...................    136,667     284,403     117,787    187,120
   Class D...................     38,854      27,585       9,100     15,728
Shares issued in payment of
dividends:
   Class A...................     47,330     105,889      46,449    105,249
   Class D...................      2,804       5,743       2,001      4,436
Exchanged from associated Funds:
   Class A...................    178,441     250,599       3,807     78,277
   Class D...................     27,198      56,686          --         --
Shares issued in payment of
gain distributions:
   Class A...................     29,005      45,096      24,008     13,554
   Class D...................      1,550       1,996       1,091        547
                               ---------   ---------   ---------   ---------
Total........................    461,849     777,997     204,243     404,911
                               ---------   ---------   ---------   ---------
Shares repurchased:
   Class A...................   (236,457)   (995,384)   (221,595)   (805,592)
   Class D...................    (13,818)    (39,429)     (4,650)    (26,320)
Exchanged into associated Funds:
   Class A...................   (174,446)   (193,665)    (11,558)   (102,260)
   Class D...................    (21,524)     (3,903)       (498)       (445)
                               ---------   ---------   ---------   ---------
Total........................   (446,245) (1,232,381)   (238,301)   (934,617)
                               ---------   ---------   ---------   ---------
Increase (decrease) in shares     15,604    (454,384)    (34,058)   (529,706)
                               =========   =========   =========   =========

Financial Highlights

The Trust's financial highlights are presented below. "Per share operating performance" data is designed to allow investors to trace the operating performance of each Class, on a per share basis, from the beginning net asset value to the ending net asset value, so that investors can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts, based on average shares outstanding.

"Total return based on net asset value" measures each Class's performance assuming that investors purchased shares at net asset value as of the beginning of the period, invested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of each Series. Total returns for periods of less than one year are not annualized.

California High-Yield Series


                                             CLASS A
                          --------------------------------------------
                          SIX
                         MONTHS       YEAR ENDED SEPTEMBER 30,
                         ENDED  --------------------------------------
                        3/31/98  1997    1996    1995     1994   1993
                        ------- ------  ------  ------   ------ ------
PER SHARE OPERATING
PERFORMANCE:
Net Asset Value,
Beginning of Period...   $6.61   $6.50    $6.47   $6.30   $6.73   $6.65
                         -----   -----    -----   -----   -----   -----
Net investment income.    0.16    0.34     0.36    0.37    0.37    0.39
Net realized and
unrealized investment
gain (loss)...........    0.08    0.20     0.05    0.17   (0.34)   0.28
                         -----   -----    -----   -----   -----   -----
Increase (Decrease)
from Investment
Operations............    0.24    0.54     0.41    0.54    0.03    0.67
Dividends paid or
declared..............   (0.16)  (0.34)   (0.36)  (0.37)  (0.37)  (0.39)
Distributions from net
gain realized.........   (0.03)  (0.09)   (0.02)     --   (0.09)  (0.20)
                         -----   -----    -----   -----   -----   -----
Net Increase (Decrease)
in Net Asset Value....    0.05    0.11     0.03    0.17   (0.43)   0.08
                         -----   -----    -----   -----   -----   -----
Net Asset Value, End of
Period................   $6.66   $6.61    $6.50   $6.47   $6.30   $6.73
                         =====   =====    =====   =====   =====   =====
TOTAL RETURN BASED ON
NET ASSET VALUE:          3.69%   8.74%    6.49%   8.85%   0.41%  10.66%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net
assets................    0.82%+  0.87%    0.84%   0.90%   0.85%   0.88%
Net investment income
to average net assets.    4.82%+  5.26%    5.49%   5.84%   5.74%   5.94%
Portfolio turnover....    8.59%  22.42%   34.75%  17.64%   8.36%   7.70%
Net Assets, End of
Period (000s omitted). $55,896 $52,883  $50,264 $51,504 $48,007 $51,218

-----------
See footnotes on page 25.

Financial Highlights

                                              CLASS D
                          ------------------------------------------------
                          SIX
                         MONTHS       YEAR ENDED SEPTEMBER 30,     2/1/94*
                         ENDED    ------------------------------     TO
                        3/31/98     1997        1996       1995    9/30/94
                        -------   --------    --------   -------  --------
PER SHARE OPERATING
PERFORMANCE:
Net Asset Value,
Beginning of Period...   $6.61    $6.51        $6.48      $6.31   $6.67
                         -----    -----        -----      -----   -----
Net investment income.    0.13     0.28         0.30       0.31    0.21
Net realized and
unrealized investment
gain (loss)...........    0.09     0.19         0.05       0.17   (0.36)
                         -----    -----        -----      -----   -----
Increase (Decrease)
from Investment
Operations............    0.22     0.47         0.35       0.48   (0.15)
Dividends paid or
declared..............   (0.13)   (0.28)       (0.30)     (0.31)  (0.21)
Distributions from net
gain realized.........   (0.03)   (0.09)       (0.02)        --      --
                         -----    -----        -----      -----   -----
Net Increase (Decrease)
in Net Asset Value....    0.06     0.10         0.03       0.17   (0.36)
                         -----    -----        -----      -----   -----
Net Asset Value, End of
Period................   $6.67    $6.61        $6.51      $6.48   $6.31
                         =====    =====        =====      =====   =====
TOTAL RETURN BASED ON
NET ASSET VALUE:          3.38%    7.60%        5.53%      7.78%  (2.47)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net
assets................    1.73%+   1.77%        1.74%      1.91%   1.74%+
Net investment income
to average net assets.    3.91%+   4.36%        4.59%      4.84%   4.73%+
Portfolio turnover....    8.59%   22.42%       34.75%     17.64%   8.36%++
Net Assets, End of
Period (000s omitted).  $5,430   $3,320       $1,919     $1,277    $650

California Quality Series


                                             CLASS A
                          --------------------------------------------
                          SIX
                         MONTHS       YEAR ENDED SEPTEMBER 30,
                         ENDED  --------------------------------------
                        3/31/98  1997    1996    1995     1994   1993
                        ------- ------  ------  ------   ------ ------
PER SHARE OPERATING
PERFORMANCE:
Net Asset Value,
Beginning of Period...   $6.99   $6.75    $6.65   $6.39   $7.28   $6.85
                         -----   -----    -----   -----   -----   -----
Net investment income.    0.17    0.34     0.35    0.34    0.35    0.37
Net realized and
unrealized investment
gain (loss)...........    0.07    0.24     0.11    0.32   (0.73)   0.54
                         -----   -----    -----   -----   -----   -----
Increase (Decrease)
from Investment
Operations............    0.24    0.58     0.46    0.66    0.38    0.91
Dividends paid or
declared..............   (0.17)  (0.34)   (0.35)  (0.34)  (0.35)  (0.37)
Distributions from net
gain realized.........   (0.03)     --    (0.01)  (0.06)  (0.16)  (0.11)
                         -----   -----    -----   -----   -----   -----
Net Increase (Decrease)
in Net Asset Value....    0.04    0.24     0.10    0.26   (0.89)   0.43
                         -----   -----    -----   -----   -----   -----
Net Asset Value, End of
Period................   $7.03   $6.99    $6.75   $6.65   $6.39   $7.28
                         =====   =====    =====   =====   =====   =====
TOTAL RETURN BASED ON
NET ASSET VALUE:          3.49%   8.87%    7.00%  10.85%  (5.46)% 13.92%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net
assets................    0.77%+  0.82%    0.79%   0.89%   0.81%   0.82%
Net investment income
to average net assets.    4.81%+  4.99%    5.11%   5.34%   5.20%   5.30%
Portfolio turnover....   20.63%  12.16%   12.84%  11.24%  22.16%  15.67%
Net Assets, End of
Period (000s omitted). $85,876 $86,992  $95,560 $94,947 $99,020 $111,732

------------
See footnotes on page 25.

Financial Highlights

                                              CLASS D
                          ------------------------------------------------
                          SIX
                         MONTHS       YEAR ENDED SEPTEMBER 30,     2/1/94*
                         ENDED    ------------------------------     TO
                        3/31/98     1997        1996       1995    9/30/94
                        -------   --------    --------   -------  --------
PER SHARE OPERATING
PERFORMANCE:
Net Asset Value,
Beginning of Period...   $6.97    $6.74        $6.63      $6.38   $7.13
                         -----    -----        -----      -----   -----
Net investment income.    0.14     0.28         0.28       0.28    0.19
Net realized and
unrealized investment
gain (loss)...........    0.07     0.23         0.12       0.31   (0.75)
                         -----    -----        -----      -----   -----
Increase (Decrease)
from Investment
Operations............    0.21     0.51         0.40       0.59   (0.56)
Dividends paid or
declared..............   (0.14)   (0.28)       (0.28)     (0.28)  (0.19)
Distributions from net
gain realized.........   (0.03)      --        (0.01)     (0.06)     --
                         -----    -----        -----      -----   -----
Net Increase (Decrease)
in Net Asset Value....    0.04     0.23         0.11       0.25   (0.75)
                         -----    -----        -----      -----   -----
Net Asset Value, End of
Period................   $7.01    $6.97        $6.74      $6.63   $6.38
                         =====    =====        =====      =====   =====
TOTAL RETURN BASED ON
NET ASSET VALUE:          3.03%    7.75%        6.20%      9.61%  (8.01)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net
assets................    1.68%+   1.72%        1.69%      1.88%   1.77%+
Net investment income
to average net assets.    3.90%+   4.09%        4.21%      4.36%   4.39%+
Portfolio turnover....   20.63%   12.16%       12.84%     11.24%  22.16%++
Net Assets, End of
Period (000s omitted).  $1,781   $1,677       $1,645       $863    $812

Florida Series


                                             CLASS A
                          --------------------------------------------
                          SIX
                         MONTHS       YEAR ENDED SEPTEMBER 30,
                         ENDED  --------------------------------------
                        3/31/98  1997    1996    1995     1994   1993
                        ------- ------  ------  ------   ------ ------
PER SHARE OPERATING
PERFORMANCE:
Net Asset Value,
Beginning of Period...   $7.80   $7.67    $7.71   $7.34   $8.20   $7.56
                         -----   -----    -----   -----   -----   -----
Net investment income.    0.18    0.36     0.38    0.40    0.42    0.46
Net realized and
unrealized investment
gain (loss)...........    0.15    0.23     0.04    0.37   (0.74)   0.65
                         -----   -----    -----   -----   -----   -----
Increase (Decrease)
from Investment
Operations............    0.33    0.59     0.42    0.77   (0.32)   1.11
Dividends paid or
declared..............   (0.18)  (0.36)   (0.38)  (0.40)  (0.42)  (0.46)
Distributions from net
gain realized.........   (0.07)  (0.10)   (0.08)     --   (0.12)  (0.01)
                         -----   -----    -----   -----   -----   -----
Net Increase (Decrease)
in Net Asset Value....    0.08    0.13    (0.04)   0.37   (0.86)   0.64
                         -----   -----    -----   -----   -----   -----
Net Asset Value, End of
Period................   $7.88   $7.80    $7.67   $7.71   $7.34   $8.20
                         =====   =====    =====   =====   =====   =====
TOTAL RETURN BASED ON
NET ASSET VALUE:          4.25%   8.01%    5.54%  10.87%  (3.99)% 15.21%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net
assets................    1.00%+  1.04%    0.97%   0.72%   0.42%   0.23%
Net investment income
to average net assets.    4.49%+  4.70%    4.90%   5.38%   5.49%   5.82%
Portfolio turnover....    4.49%  33.68%   18.53%  11.82%   6.17%  16.42%
Net Assets, End of
Period (000s omitted). $42,301 $42,024  $45,200 $49,030 $49,897 $52,855

Without expense
reimbursement and/or
management fee waiver:**
  Net investment
  income per share....                    $0.38   $0.37   $0.38   $0.40
  Ratios:
  Expenses to average
  net assets..........                     0.97%   1.03%   1.00%   1.03%
  Net investment income
  to average net assets                    4.90%   5.07%   4.91%   5.01%

------------
See footnotes on page 25.

                                              CLASS D
                          ------------------------------------------------
                          SIX
                         MONTHS       YEAR ENDED SEPTEMBER 30,     2/1/94*
                         ENDED    ------------------------------     TO
                        3/31/98     1997        1996       1995    9/30/94
                        -------   --------    --------   -------  --------
PER SHARE OPERATING
PERFORMANCE:
Net Asset Value,
Beginning of Period...   $7.81    $7.68        $7.72      $7.34   $8.10
                         -----    -----        -----      -----   -----
Net investment income.    0.15     0.30         0.32       0.34    0.24
Net realized and
unrealized investment
gain (loss)...........    0.15     0.23         0.04       0.38   (0.76)
                         -----    -----        -----      -----   -----
Increase (Decrease)
from Investment
Operations............    0.30     0.53         0.36       0.72   (0.52)
Dividends paid or
declared..............   (0.15)   (0.30)       (0.32)     (0.34)  (0.24)
Distributions from net
gain realized.........   (0.07)   (0.10)       (0.08)        --      --
                         -----    -----        -----      -----   -----
Net Increase (Decrease)
in Net Asset Value....    0.08     0.13        (0.04)      0.38   (0.76)
                         -----    -----        -----      -----   -----
Net Asset Value, End of
Period................   $7.89    $7.81        $7.68      $7.72   $7.34
                         =====    =====        =====      =====   =====
TOTAL RETURN BASED ON
NET ASSET VALUE:          3.86%    7.18%        4.74%     10.07%  (6.64)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net
assets................    1.76%+   1.81%        1.73%      1.66%   1.29%+
Net investment income
to average net assets.    3.73%+   3.93%        4.14%      4.53%   4.61%+
Portfolio turnover....    4.49%   33.68%       18.53%     11.82%   6.17%++
Net Assets, End of
Period (000s omitted).  $1,972   $1,678       $1,277       $603    $244

Without expense
reimbursement and/or
management fee waiver:**
  Net investment
  income per share....                         $0.32      $0.31   $0.21
  Ratios:
  Expenses to average
  net assets..........                          1.73%      1.97%   1.84%
  Net investment income
  to average net assets                         4.14%      4.22%   4.06%

------------
See footnotes on page 25.

Financial Highlights

North Carolina Series


                                             CLASS A
                          --------------------------------------------
                          SIX
                         MONTHS       YEAR ENDED SEPTEMBER 30,
                         ENDED  --------------------------------------
                        3/31/98  1997    1996    1995     1994   1993
                        ------- ------  ------  ------   ------ ------
PER SHARE OPERATING
PERFORMANCE:
Net Asset Value,
Beginning of Period...   $8.05   $7.84    $7.74   $7.30   $8.22   $7.61
                         -----   -----    -----   -----   -----   -----
Net investment income.    0.18    0.37     0.37    0.39    0.41    0.43
Net realized and
unrealized investment
gain (loss)...........    0.11    0.24     0.11    0.45   (0.87)   0.63
                         -----   -----    -----   -----   -----   -----
Increase (Decrease)
from Investment
Operations............    0.29    0.61     0.48    0.84   (0.46)   1.06
Dividends paid or
declared..............   (0.18)  (0.37)   (0.37)  (0.39)  (0.41)  (0.43)
Distributions from net
gain realized.........   (0.06)  (0.03)   (0.01)  (0.01)  (0.05)  (0.02)
                         -----   -----    -----   -----   -----   -----
Net Increase (Decrease)
in Net Asset Value....    0.05    0.21     0.10    0.44   (0.92)   0.61
                         -----   -----    -----   -----   -----   -----
Net Asset Value, End of
Period................   $8.10   $8.05    $7.84   $7.74   $7.30   $8.22
                         =====   =====    =====   =====   =====   =====
TOTAL RETURN BASED ON
NET ASSET VALUE:          3.68%   8.01%    6.39%  11.92%  (5.80)% 14.46%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net
assets................    1.05%+  1.09%    1.05%   0.82%   0.44%   0.23%
Net investment income
to average net assets.    4.46%+  4.66%    4.75%   5.21%   5.29%   5.44%
Portfolio turnover....   13.08%  13.04%   15.12%   4.38%  15.61%   3.13%
Net Assets, End of
Period (000s omitted). $32,569 $32,684  $35,934 $37,446 $38,920 $38,828

Without expense
reimbursement and/or
management fee waiver:**
  Net investment
  income per share....                    $0.37   $0.36   $0.35   $0.35
  Ratios:
  Expenses to average
  net assets..........                     1.06%   1.18%   1.13%   1.22%
  Net investment income
  to average net assets                    4.74%   4.85%   4.60%   4.45%

----------
See footnotes on page 25.

                                              CLASS D
                          ------------------------------------------------
                          SIX
                         MONTHS       YEAR ENDED SEPTEMBER 30,     2/1/94*
                         ENDED    ------------------------------     TO
                        3/31/98     1997        1996       1995    9/30/94
                        -------   --------    --------   -------  --------
PER SHARE OPERATING
PERFORMANCE:
Net Asset Value,
Beginning of Period...   $8.05    $7.83        $7.74      $7.29   $8.17
                         -----    -----        -----      -----   -----
Net investment income.    0.15     0.31         0.31       0.33    0.23
Net realized and
unrealized investment
gain (loss)...........    0.11     0.25         0.10       0.46   (0.88)
                         -----    -----        -----      -----   -----
Increase (Decrease)
from Investment
Operations............    0.26     0.56         0.41       0.79   (0.65)
Dividends paid or
declared..............   (0.15)   (0.31)       (0.31)     (0.33)  (0.23)
Distributions from net
gain realized.........   (0.06)   (0.03)       (0.01)     (0.01)     --
                         -----    -----        -----      -----   -----
Net Increase (Decrease)
in Net Asset Value....    0.05     0.22         0.09       0.45   (0.88)
                         -----    -----        -----      -----   -----
Net Asset Value, End of
Period................   $8.10    $8.05        $7.83      $7.74   $7.29
                         =====    =====        =====      =====   =====
TOTAL RETURN BASED ON
NET ASSET VALUE:          3.29%    7.33%        5.45%     11.19%  (8.15)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net
assets................    1.82%+   1.85%        1.81%      1.64%   1.27%+
Net investment income
to average net assets.    3.69%+   3.90%        3.99%      4.42%   4.49%+
Portfolio turnover....   13.08%   13.04%       15.12%      4.38%  15.61%++
Net Assets, End of
Period (000s omitted).  $1,282   $1,217       $1,232     $1,257  $1,282

Without expense
reimbursement and/or
management fee waiver:**
  Net investment
  income per share....                         $0.31      $0.31   $0.20
  Ratios:
  Expenses to average
  net assets..........                          1.82%      2.00%   1.95%
  Net investment income
  to average net assets                         3.98%      4.06%   3.82%

------------
 * Commencement of operations.
** During the periods stated, the Manager, at its discretion, waived all or a portion of its fees and, in some cases, reimbursed certain expenses for the Florida and North Carolina
   Series.
 + Annualized.
++ For the year ended September 30, 1994.
See Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

The Trustees and Shareholders,
Seligman Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California High-Yield,California Quality, Florida, and North Carolina Series of Seligman Municipal Series Trust, as of March 31, 1998, the related statements of operations for the six months then ended and of changes in net assets for the six months then ended and for the year ended September 30, 1997, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned as of March
31, 1998 by correspondence with the Trusts custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the California High-Yield, California Quality, Florida, and North Carolina Series of Seligman Municipal Series Trust as of March 31, 1998, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
New York, New York
May 1, 1998

TRUSTEES

John R. Galvin 2
Dean, Fletcher School of Law and Diplomacy
  at Tufts University
Director, Raytheon Company

Alice S. Ilchman 3
President, Sarah Lawrence College
Trustee, Committee for Economic Development
Chairman, The Rockefeller Foundation

Frank A. McPherson 2
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center

John E. Merow
Retired Chairman and Senior Partner,
  Sullivan & Cromwell, Law Firm
Director, Commonwealth Industries, Inc
Trustee, The New York and Presbyterian Hospital

Betsy S. Michel 2
Trustee, The Geraldine R. Dodge Foundation
Chairman of the Board of Trustees, St. Georges School

William C. Morris 1
Chairman
Chairman of the Board, J. & W.  Seligman & Co.
  Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

James C. Pitney 3
Retired Partner, Pitney, Hardin, Kipp & Szuch, Law Firm

James Q. Riordan 3
Director, The Brooklyn Union Gas Company
Trustee, Committee for Economic Development
Director, Public Broadcasting Service

Richard R. Schmaltz 1
Managing Director, J. & W.  Seligman & Co.
  Incorporated
Trustee Emeritus, Colby College

Robert L. Shafer 3
Retired Vice President, Pfizer, Inc.

James N. Whitson 2
Director and Consultant, Sammons Enterprises, Inc.
Director,  CommScope, Inc.
Director,  C-SPAN

Brian T. Zino 1
President
President, J. & W.  Seligman & Co. Incorporated
Chairman, Seligman Data Corp.

Trustee Emeritus
Fred E. Brown
Director and Consultant, J. & W. Seligman & Co.
  Incorporated

----------------
Member: 1 Executive Committee
        2 Audit Committee
        3 Trustee Nominating Committee

EXECUTIVE OFFICERS

William C. Morris
Chairman

Brian T. Zino
President

Thomas G. Moles
Vice President

Lawrence P. Vogel
Vice President

Thomas G. Rose
Treasurer

Frank J. Nasta
Secretary

For More Information

Manager
J. & W. Seligman & Co.
  Incorporated
100 Park Avenue
New York, NY 10017

General Counsel
Sullivan & Cromwell

Independent Auditors
Deloitte & Touche LLP

General Distributor
Seligman Financial Services, Inc.
100 Park Avenue
New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Important Telephone Numbers
(800) 221-2450  Shareholder
                Services
(212) 682-7600  Outside the
                Continental
                United States
(800) 622-4597  24-Hour
                Automated
                Telephone
                Access Service

Glossary of Financial Terms

Capital Gain Distribution -- A payment to mutual fund shareholders of profits realized on the sale of securities in a fund's portfolio. For tax purposes, these profits may be taxed at different rates, primarily depending upon the length of time the securities were owned by the fund.

Capital Appreciation/Depreciation -- An increase or decrease in the market value of a mutual funds portfolio securities, which is reflected in the net asset value of the funds shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

Compounding -- The change in the value of an investment as shareholders receive earnings on their investments earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year's earnings.

Contingent Deferred Sales Load (CDSL) -- Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund (the CDSL expires after a fixed time period).

Dividend -- A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest less expenses).

Dividend Yield -- A measurement of a fund's dividend as a percentage of the maximum offering price.

Expense Ratio -- The cost of doing business for a mutual fund, expressed as a percent of the fund's net assets.

Investment Objective -- The shared investment goal of a fund and its shareholders.

Management Fee -- The amount paid by a mutual fund to its investment advisor(s).

Multiple Classes of Shares -- Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

National Association of Securities Dealers, Inc. (NASD) -- A self-regulatory body with authority over firms that distribute mutual funds.

Net Asset Value (NAV)Per Share -- The market worth of one fund share, obtained by adding a mutual fund's total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

Offering Price (OP) -- The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

Portfolio Turnover -- A measure of the trading activity in a mutual fund's investment portfolio that reflects how often securities are bought and sold.

Prospectus -- The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund's investment objective and policies, services, investment restrictions, officers and directors, how shares are bought and redeemed, fund fees and other charges, and the fund's financial statements.

SEC Yield -- SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

Securities and Exchange Commission -- The primary US federal agency that regulates the registration and distribution of mutual fund shares.

Statement of Additional Information -- A document that contains updated or more detailed information about a mutual fund and that supplements the prospectus. It is available at no charge upon request.

Total Return -- A measure of a fund's performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

Yield on Securities -- For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

-----------
Adapted from the Investment Company Institute's 1997 Mutual Fund Fact Book.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of Seligman Municipal Series Trust, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

                      SELIGMAN FINANCIAL SERVICES, INC.
                               AN AFFILIATE OF

                            J. & W. SELIGMAN & CO.
                                 INCORPORATED
                               ESTABLISHED 1864
                     100 PARK AVENUE, NEW YORK, NY 10017

TEB3 3/98

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